As filed with the Securities and Exchange Commission on May 16, 2013

Securities Act File No. 333-182554

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762

(Area Code and Telephone Number)

John Perlowski

President and Chief Executive Officer

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Benjamin Archibald, Esq. BlackRock Fund Advisors 55 East 52nd Street New York, New York 10055

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 485(b) on August 23, 2012.

PART C

OTHER INFORMATION

ITEM 15.    Indemnification

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section 10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 16.    Exhibits

(1)	—Declaration of Trust

(a)

—Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006. Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to BlackRock Fund III’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-54126)

(b)

—Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007. Filed on December 27, 2007 as an Exhibit to Post-Effective Amendment No. 62 to the Registration Statement.

(c)

—Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated November 13, 2009. Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.

(d)	—Restated Certificate of Trust of the Registrant, dated April 22, 2010. Filed April 30, 2010 as an Exhibit to Post-Effective Amendment No. 88 to the Registration Statement.

(2)	—By-laws

(a)	—Amended and Restated By-Laws, dated November 17, 2006. Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to BlackRock Fund III’s Registration Statement.

(3)	—Voting trust agreements

(a)	—None

(4)	—Plan of Reorganization

(a)	—Form of Agreement and Plan of Reorganization (Feeder Reorganizations) in included in Appendix II to the Combined Proxy Statement/Prospectus.

(b)	—Form of Agreement and Plan of Reorganization (Master Reorganization) in included in Appendix III to the Combined Proxy Statement/Prospectus.

(5)	—Instruments Defining Rights of Security Holders

(a)	—Article VII of the Amended and Restated Agreement and Declaration of Trust. Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to the Registration Statement.

(b)	—Article IV of the Amended and Restated By-Laws. Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to BlackRock Fund III’s Registration Statement.

(6)	—Investment Advisory Agreements

(a)

—Investment Advisory Agreement, dated December 1, 2009, between Registrant and BlackRock Fund Advisors is incorporated herein by reference to an Exhibit to Amendment No. 40 to the Registration Statement.

(b)

—Schedule A, dated May 17, 2011, to the Investment Advisory Agreement between Registrant and BFA is incorporated herein by reference to an Exhibit to Amendment No. 44 to the Registrant’s Registration Statement, filed on May 25, 2011.

(c)

—Form of Sub Investment Advisory Agreement between Registrant and BlackRock International Limited, with respect to CoreAlpha Bond Master Portfolio, is incorporated by reference to an Exhibit of Amendment No. 45 to the Registrant’s Registration Statement filed June 29, 2011.

(d)

—Master Advisory Fee Waiver Agreement, dated December 1, 2009, between Registrant and BFA is incorporated herein by reference to an Exhibit to Amendment No. 40 to the Registrant’s Registration Statement.

(e)

—Schedule A, dated May 19, 2010, to the Master Advisory Fee Waiver Agreement between Registrant and BFA is incorporated herein by reference to an Exhibit of Amendment No. 42 to the Registrant’s Registration Statement, filed March 31, 2011.

(f)

—Form of Expense Limitation Agreement, between Registrant and BFA with respect to Russell 1000 Index Master Portfolio, ACWI ex-US Index Master Portfolio and the LifePath Index Master Portfolios is incorporated herein by reference to an Exhibit of Amendment No. 46 to the Registrant’s Registration Statement, filed June 29, 2011.

(7)	—Underwriting Contracts

(a)

—Form of Distribution Agreement between the Registrant and BlackRock Investments, LLC. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of BlackRock Global Emerging Markets Fund, Inc. (File No. 33-28248), filed on October 28, 2008.

(8)	—Bonus or Profit Sharing Contracts

—None.

(9)	—Custodian Agreements

(a)

—Form of Service Module for Custodial Services between Registrant and State Street Bank and Trust Company on behalf of the Funds. Filed June 29, 2011 as an Exhibit of Post-Effective Amendment No. 125 to the Registrant’s Registration Statement.

(10)	—Rule 12b-1 Plan

(a)	—Distribution and Service Plan for Service, Investor A, Investor C1 and Service shares. Filed April 30, 2013, as Exhibit to Registrant’s Post-Effective Amendment No. 145.

(11)	—Legal Opinions

(a)

—Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered is incorporated by reference to Exhibit 11(a) to the Registrant’s Registration Statement on Form N-14 filed on July 5, 2012.

(12)(a)	—Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock S&P 500 Stock Fund and BlackRock S&P 500 Index Fund is filed herewith.

(b)	—Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock S&P 500 Stock Fund and BlackRock Index Equity Portfolio is filed herewith.

(c)	—Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of S&P 500 Stock Master Portfolio and Master S&P 500 Index Series is filed herewith.

(13)	—Other Material Contracts

(a)	—Master Services Agreement between Registrant and State Street dated April 21, 2011. Filed June 29, 2011 as an Exhibit to Registrant’s Post-Effective Amendment No. 125.

(b)	—Exhibit A to Master Services Agreement between Registrant and State Street. Filed June 29, 2011 as an Exhibit to Registrant’s Post-Effective Amendment No. 125.

(c)

—Form of Service Module for Transfer Agency Services between Registrant, with respect to certain Funds, and State Street. Filed June 29, 2011 as an Exhibit to Registrant’s Post-Effective Amendment No. 125.

(d)

—Amended and Restated Shareholder Servicing Plan, with respect to only the S&P 500 Stock Fund and Bond Index Fund, dated March 26, 2008. Filed April 29, 2008 as Exhibit to Registrant’s Post-Effective Amendment No. 66.

(e)	—ShareholderServicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto. Filed March 1, 2010 as Exhibit to Registrant’s Post-Effective Amendment No. 84.

(f)

—Amended and Restated Shareholder Servicing and Processing Plan with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto. Filed March 1, 2010 as Exhibit to Registrant’s Post-Effective Amendment No. 84.

(g)	—Amended and Restated Shareholder Servicing Plan, with respect to only the LifePath Portfolios, S&P 500 Stock Fund and Bond Index Fund, effective July 1, 2012

(h)

—Amended and Restated Administration Agreement between Registrant and Barclays Global Investors, N.A. (“BGI”), dated May 1, 2006. Filed April 28, 2006 as Exhibit to Registrant’s Post-Effective Amendment No. 58.

(i)

—Administration Agreement between Registrant and BlackRock Advisors, LLC (“BAL”), with respect to the LifePath Portfolios, BlackRock Cash Funds, Bond Index Fund, CoreAlpha Bond Fund and S&P 500 Stock Fund, dated July 1, 2012. Filed April 30, 2013 as Exhibit to Registrant’s Post-Effective Amendment No. 145

(j)

—Amended Appendix A to the Amended and Restated Administration Agreement between the Registrant and BGI, dated September 3, 2009. Filed October 30, 2009 as an Exhibit to Registrant’s Post-Effective Amendment No. 78.

(k)

—Amended Appendix B to the Amended and Restated Administration Agreement between the Registrant and BGI, dated November 18, 2008. Filed November 21, 2008 as Exhibit to Registrant’s Post-Effective Amendment No. 67.

(l)	—Master Administration Fee Waiver Agreement between Registrant and BGI, dated September 1, 2006. Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to the Registration Statement.

(m)

—Schedule A to the Master Administration Fee Waiver Agreement between Registrant and BGI, dated November 13, 2009. Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.

(n)

—Sub-Administration Agreement among Registrant, BGI, and Investor’s Bank and Trust Company (“IBT”) on behalf of the Funds, dated October 21, 1996. Filed June 30, 1997 as Exhibit to Registrant’s Post-Effective Amendment No. 14.

(o)	—Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective December 31, 2002. Filed March 2, 2006 as an Exhibit to Registrant’s Post-Effective Amendment No. 57.

(p)	—Amendment to Sub-Administration Agreement among Registrant, BAL and State Street, effective September 1, 2004. Filed April 28, 2006 as Exhibit to Registrant’s Post-Effective Amendment No. 58.

(q)	—Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective September 1, 2004. Filed April 28, 2006 as Exhibit to Registrant’s Post-Effective Amendment No. 58.

(r)

—Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective January 1, 2006. Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to the Registration Statement.

(s)	—Revised Master Fee Schedule to the Sub-Administration Agreement between Registrant and IBT, dated January 1, 2006. Filed on April 30, 2007 as an Exhibit to the Registration Statement.

(t)

—Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated on behalf of the Funds, dated December 31, 1997. Filed June 30, 1998 as Exhibit to Registrant’s Post-Effective Amendment 15.

(u)	—Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997. Filed June 30, 1998 as Exhibit to Registrant’s Post-Effective Amendment 15.

(v)	—License Agreement between Standard & Poor’s and BGI, dated January 1, 2003. Filed March 2, 2006 as an Exhibit to Registrant’s Post-Effective Amendment No. 57.

(w)

—Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009. Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.

(x)

—Schedule A to the Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009. Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.

(y)

—Exhibit A to the Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009. Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.

(z)

—Independent Expense Reimbursement Agreement among Registrant, Master Investment Portfolio, BGI and Barclays Global Fund Advisors, dated November 13, 2009. Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.

(aa)

—Form of Administration Agreement between Registrant, with respect to the Funds set forth in Appendix A, and BlackRock Institutional Trust Company, N.A. dated February 22, 2010. Filed April 30, 2010 as an Exhibit to Post-Effective Amendment No. 88 to the Registration Statement.

(bb)

—Form of Appendix A, dated February 22, 2010, to the Administration Agreement between Registrant and BlackRock Institutional Trust Company, N.A. dated February 22, 2010. Filed April 30, 2010 as an Exhibit to Post-Effective Amendment No. 88 to the Registration Statement.

(cc)

—Form of Administration Agreement between the Registrant, on behalf of certain portfolios of the Registrant, and BlackRock Institutional Trust Company, N.A. dated February 14, 2011. Filed March 30, 2011 as an Exhibit to Registrant’s Post-Effective Amendment No. 106.

(dd)

—Form of Transfer Agency Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of BlackRock Bond Fund, Inc. (formerly Merrill Lynch Bond Fund, Inc.) (File No. 2-62329), filed on September 15, 2006.

(ee)

—Amended and Restated Securities Lending Agency Agreement, dated November 2, 2009, between Master Investment Portfolio and BGI[10] filed as Exhibit (h)(9) is incorporated herein by reference to Amendment No. 40.

(ff)

—Schedule A and Exhibit A to the Amended and Restated Securities Lending Agency Agreement between Master Investment Portfolio and BGI is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A of the Registrant (File No. 33-54126) filed on June 29, 2011.

(14)	—Consents

(a)

—Consent of Deloitte & Touche LLP, independent registered public accounting firm for BlackRock S&P 500 Index Fund and BlackRock Index Equity Portfolio is incorporated by reference to Exhibit 14(a) to the Registrant’s Registration Statement on Form N-14 filed on August 23, 2012.

(b)

—Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the BlackRock S&P 500 Stock Fund is incorporated by reference to Exhibit 14(b) to the Registrant’s Registration Statement on Form N-14 filed on August 23, 2012.

(15)	—Omitted Financial Statements

(a)	—None.

(16)	—Power of Attorney

(a)	—Power of Attorney is included on the signature page.

(17)(a)	—Form of Proxy Card (BlackRock S&P 500 Index Fund) is incorporated by reference to Exhibit 17(a) to the Registrant’s Registration Statement on Form N-14 filed on July 5, 2012.

(b)	—Form of Proxy Card (BlackRock Index Equity Portfolio) is incorporated by reference to Exhibit 17(b) to the Registrant’s Registration Statement on Form N-14 filed on July 5, 2012.

(c)

—Prospectus and Statement of Additional Information of BlackRock S&P 500 Stock Fund, each dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement, filed on April 27, 2012)

(d)

—Prospectus and Statement of Additional Information of BlackRock S&P 500 Index Fund, each dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of BlackRock Index Funds, Inc. on Form N-1A (File No. 333-15265), filed on April 27, 2012)

(e)

—Prospectus and Statement of Additional Information of BlackRock Index Equity Portfolio, each dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 216 to the Registration Statement of BlackRock FundsSM on Form N-1A (File No. 033-26305), filed on April 27, 2012)

(f)

—Annual Report to Shareholders of BlackRock S&P 500 Stock Fund for the year ended December 31, 2011 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on March 2, 2012).

(g)

—Annual Report to Shareholders of BlackRock S&P 500 Index Fund for the year ended December 31, 2011 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of BlackRock Index Funds, Inc., filed on March 2, 2012).

(h)

—Annual Report to Shareholders of BlackRock Index Equity Portfolio for the year ended December 31, 2011 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of BlackRock FundsSM, filed on March 2, 2012).

(i)

—Prospectus and Statement of Additional Information of BlackRock S&P 500 Stock Fund, each dated April 30, 2013 (incorporated by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement, filed on April 30, 2013)

(j)

—Annual Report to Shareholders of BlackRock S&P 500 Stock Fund for the year ended December 31, 2012 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on March 1, 2013).

(k)

—Annual Report to Shareholders of BlackRock S&P 500 Index Fund for the year ended December 31, 2012 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of BlackRock Index Funds, Inc., filed on February 28, 2013).

(l)

—Annual Report to Shareholders of BlackRock Index Equity Portfolio for the year ended December 31, 2012 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of BlackRock FundsSM, filed on February 28, 2013).

[10]	Prior to December 1, 2009, BlackRock Institutional Trust Company, N.A. was known as BGI.

ITEM 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 16th day of May 2013.

BLACKROCK FUNDS III ON BEHALF OF BLACKROCK S&P 500 STOCK FUND

By	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	May 16, 2013

/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	May 16, 2013

David O. Beim* (David O. Beim)	Trustee

Ronald W. Forbes* (Ronald W. Forbes)	Trustee

Dr. Matina S. Horner* (Dr. Matina S. Horner)	Trustee

Rodney D. Johnson* (Rodney D. Johnson)	Trustee

Herbert I. London* (Herbert I. London)	Trustee

Ian A. Mackinnon* (Ian A. MacKinnon)	Trustee

Cynthia A. Montgomery* (Cynthia A. Montgomery)	Trustee

Joseph P. Platt* (Joseph P. Platt)	Trustee

Robert C. Robb, Jr.* (Robert C. Robb, Jr.)	Trustee

Toby Rosenblatt* (Toby Rosenblatt)	Trustee

Kenneth L. Urish* (Kenneth L. Urish)	Trustee

Signature	Title	Date

Frederick W. Winter* (Frederick W. Winter)	Trustee

Paul L. Audet* (Paul L. Audet)	Trustee

Henry Gabbay* (Henry Gabbay)	Trustee

*By:	/s/ Benjamin Archibald	May 16, 2013
Benjamin Archibald
(Attorney-in-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 16, 2013.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF S&P 500 STOCK MASTER PORTFOLIO

By	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	May 16, 2013

/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	May 16, 2013

David O. Beim* (David O. Beim)	Trustee

Ronald W. Forbes* (Ronald W. Forbes)	Trustee

Dr. Matina S. Horner* (Dr. Matina S. Horner)	Trustee

Rodney D. Johnson* (Rodney D. Johnson)	Trustee

Herbert I. London* (Herbert I. London)	Trustee

Ian A. Mackinnon* (Ian A. MacKinnon)	Trustee

Cynthia A. Montgomery* (Cynthia A. Montgomery)	Trustee

Joseph P. Platt* (Joseph P. Platt)	Trustee

Robert C. Robb, Jr.* (Robert C. Robb, Jr.)	Trustee

Toby Rosenblatt* (Toby Rosenblatt)	Trustee

Kenneth L. Urish* (Kenneth L. Urish)	Trustee

Signature	Title	Date

Frederick W. Winter* (Frederick W. Winter)	Trustee

Paul L. Audet* (Paul L. Audet)	Trustee

Henry Gabbay* (Henry Gabbay)	Trustee

*By:	/s/ Benjamin Archibald	May 16, 2013
Benjamin Archibald
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.	Description

12(a)	— Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock S&P 500 Stock Fund and BlackRock S&P 500 Index Fund.

(b)	— Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock S&P 500 Stock Fund and BlackRock Index Equity Portfolio.

(c)	— Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of S&P 500 Stock Master Portfolio and Master S&P 500 Index Series.